Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Fixed maturities, amortized cost	$ 13,374.2	$ 13,415.3
Nonredeemable preferred stocks, cost	590.4	445.7
Common equities, cost	1,289.2	1,451.1
Short-term investments, amortized cost	2,149.0	1,272.6
Premiums receivable, allowance for doubtful accounts	152.2	142.4
Reinsurance recoverables, paid losses and loss adjustment expenses	46.0	44.3
Property and equipment, accumulated depreciation	$ 731.0	$ 680.4
Common Shares, par value (USD per share)	$ 1.00	$ 1.00
Common Shares, authorized (shares)	900.0	900.0
Common Shares, issued (shares)	797.6	797.6
Common Shares, treasury shares (shares)	209.8	201.8